8. DEBT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015		Jun. 30, 2016	May 31, 2016
Accrued interest					$ 0	$ 173,211
Interest expense	$ 0	$ 0	$ 31,207	$ 31,207	31,487	388,320
losses			3,328,366
Loss on extinguishment			(4,167)	(5,843,811)	(9,601,933)	$ 0	[1]
First Group Film Funding
Accrued interest								$ 1,811,490	$ 11,340,000
Interest expense	38,741		1,358,585
Web Series Funding
Accrued interest		$ 420,455		420,455
Interest expense	39,091			323,670
Principal amount			4,090,000
Web Series Debt Exchange Agreements				4,204,547
Loss on extinguishment				$ 588,694
Second Group Film Funding
Interest expense	921,366		140,958
losses			1,312,059
Principal amount			8,774,327
Principal investment			300,000
Line of Credit
Outstanding balances			750,000
Credit line for working capital			250,000
Payable to Former Member of 42West
Outstanding balances			225,000
Production Service Agreement
Accrued interest	$ 1,425,146		1,425,146		1,147,520
Outstanding balances			$ 2,697,157		$ 6,243,069

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.